32) Funds from securities issued	12 Months Ended
Dec. 31, 2020
Funds From Securities Issued
32) Funds from securities issued

32)       Funds from securities issued

a)	Composition by type of security issued and location

	R$ thousand
	On December 31
	2020	2019
Instruments Issued – Brazil:
Real estate credit notes	27,601,333	27,019,439
Agribusiness notes	14,694,484	13,149,546
Financial bills	81,588,961	120,518,300
Letters property guaranteed	7,930,718	5,540,086
Subtotal - Securities purchased under agreements to resell	131,815,496	166,227,371
Securities – Overseas:
Euronotes	2,113,000	1,407,888
Securities issued through securitization – (item (b))	9,112,256	1,967,746
Subtotal - Securities purchased under agreements to resell	11,225,256	3,375,634
Structured Operations Certificates	1,863,073	1,124,559
Total	144,903,825	170,727,564

b)	Securities issued through securitization

Since 2003, Bradesco uses certain arrangements to optimize its activities of funding and liquidity management by means of a Specific Purpose Entity (SPE). This SPE, which is called International Diversified Payment Rights Company, is financed with long-term bonds which are settled with the future cash flow of the corresponding assets, basically comprising current and future flow of payment orders sent by individuals and legal entities abroad to beneficiaries in Brazil for whom Bradesco acts as payer.

The long-term instruments issued by the SPE and sold to investors will be settled with funds from the payment orders flows. The Organization is required to redeem the instruments in specific cases of default or upon closing of the operations of the SPE.

The funds deriving from the sale of current and future payment orders flows, received by the SPE, must be maintained in a specific bank account until they reach a given minimum level.

c)	Net financial activity in the issuance of securities

	R$ thousand
	2020	2019
Opening balance on December 31	170,727,564	148,029,018
Issuance	61,833,816	84,982,152
Interest	5,576,416	9,233,505
Settlement and interest payments	(93,179,856)	(71,781,695)
Exchange variation and others	(54,115)	264,584
Closing balance on December 31	144,903,825	170,727,564